Summary of accounting policies - Breakdown of Office Buildings, Land , Equipment and Facilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 355,507	¥ 401,069
Land [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	80,031	91,055
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	99,400	105,043
Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	27,380	46,186
Software [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	147,235	158,348
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 1,461	¥ 437